Annual Total Returns[BarChart] - Real Estate Index Portfolio - Real Estate Index Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.44%	17.46%	2.33%	30.11%	2.22%	8.36%	4.78%	(5.35%)	28.81%	(4.85%)